Document and Entity Information	Sep. 01, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000918965
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	ScanSource, Inc.
Entity Incorporation State Country Code	SC
Entity File Number	00-26926
Entity Tax Identification Number	57-0965380
Entity Address, Address Line One	6 Logue Court
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29615
City Area Code	(864)
Local Phone Number	288-2432
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	SCSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false